Trust preferred securities - Trust preferred securities - Additional Information (Details) - USD ($) $ in Thousands	10 Months Ended
	Nov. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure
Trust Preferred Securities Subject To Phase Out Provision Of Dodd Frank Act		$ 193,000	$ 374,000
Popular Capital Trust I | Trust preferred securities redemption
Debt Disclosure
Capital securities			181,063
Common securities			$ 5,601
Popular Capital Trust I | Trust preferred securities redemption | 6.70% Cumulative Monthly Income Trust Preferred Securities
Debt Disclosure
Capital securities	$ 181,000
Common securities	6,000
Cumulative monthly income trust preferred securities outstanding	$ 187,000
Preferred securities redemption date	Nov. 01, 2021